Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

Note 21. Income Taxes

The components of income tax expense comprised:

Years ended December 31:	2020	2019	2018
Current taxes	$(95)	$(384)	$(867)
Deferred taxes	(4,798)	(98)	(55,238)
Resource property (expense) recovery	(6,074)	(1,137)	487
	$(10,967)	$(1,619)	$(55,618)

A reconciliation of income (loss) before income taxes to the provision for income taxes in the consolidated statements of operations is as follows:

Years ended December 31:	2020	2019	2018
Income (loss) before income taxes	$11,179	$(16,784)	$167,829
Computed (expense) recovery of income taxes	$(6,521)	$4,743	$(50,137)
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	(13)	891	—
Other non-taxable income	(1)	24	45
Revisions to prior years	(21)	88	(1,355)
Capital gains and losses on dispositions, net	35	(7,663)	(5,357)
Resource property revenue taxes	(4,433)	(830)	356
Unrecognized losses in current year	(1)	(228)	(1,411)
Previously unrecognized deferred income tax assets, net	113	1,229	3,041
Permanent differences	(92)	(178)	(306)
Other, net	(33)	305	(494)
Provision for income taxes	$(10,967)	$(1,619)	$(55,618)

The income tax recovery and expense were computed using the domestic rate in each individual jurisdiction. Scully has a zero tax rate under its tax jurisdiction.

In addition, the aggregate current and deferred income tax relating to items that are charged directly to other comprehensive income or loss was an expense of $nil for the years ended December 31, 2020, 2019 and 2018.